Revenues - Schedule of disaggregated revenue (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Product sales	€ 64,020	€ 91,020
Other revenues from contracts with customers	1,570	6,152
Other non-IFRS 15 revenue	251	389
REVENUES	€ 65,841	€ 97,562